Dividend Income	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue From Dividends [Abstract]
Dividend Income

32. DIVIDEND INCOME

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Financial assets at FVTPL (IFRS 9)	—	67,892	86,979
Financial assets at FVTPL (IAS 39)	446	—	—
Financial assets at FVTOCI	—	22,660	20,980
AFS financial assets	124,546	—	—

Total	124,992	90,552	107,959

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019
Dividend income recognized from assets held
Equity securities	22,386	20,980
Dividend income recognized in assets derecognized	274	—

Total	22,660	20,980